As filed with the Securities and Exchange Commission on November 20, 2003

                                                     Registration Nos. 811-06241
                                                                      333-107558

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No.                    ____

[X] Post-Effective Amendment No.                    1
(Check appropriate Box or Boxes)


                             LOOMIS SAYLES FUNDS II
               (Exact Name of Registrant as Specified in Charter)

                                 (617) 449-2801
                        (Area Code and Telephone Number)

                399 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116
          (Address of Principal Executive Offices, including Zip Code)


                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

                                    Copy to:
                               John M. Loder, Esq.
                                Ropes & Gray LLP
                             One International Place
                           Boston, Massachusetts 02110

   IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE IMMEDIATELY UPON FILING
                            PURSUANT TO RULE 485(B).
                 (Approximate Date of Proposed Public Offering)

                    CALCULATION OF REGISTRATION FEE UNDER THE
                             SECURITIES ACT OF 1933
--------------------------------------------------------------------------------

Title of Securities Being Registered: Shares of beneficial interest, no par value, of Loomis Sayles Growth Fund.

The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24F-2 under the Investment Company Act of 1940. No filing fee is due because of reliance on
Section 24(f).

This Post-Effective Amendment No. 1 (the "Amendment") to this Registration Statement on Form N-14 (the "Registration Statement") is being filed solely for the purpose of adding the enclosed exhibits to this Registration Statement. Parts A and B of the Registration Statement are incorporated by reference into this Amendment from the filing with the Securities and Exchange Commission of Parts A and B of the Registration Statement pursuant to Rule 497 on September 15, 2003 (0001193125-03-049338).

                                                     Registration Nos. 811-06241

                                                                      333-107558


                                     PART C
                                OTHER INFORMATION
--------------------------------------------------------------------------------

ITEM 15. INDEMNIFICATION

Article VIII of the Registrant's Agreement and Declaration of Trust and Article 4 of the Registrant's By-Laws provide for indemnification of its Trustees and officers. The effect of these provisions is to provide indemnification for each of the Registrant's trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such trustee or officer may be involved by reason of being or having been a trustee or officer, except with respect to any matter as to which such trustee or officer shall have been adjudicated not to have acted in good faith and in the reasonable belief that such trustee's or officer's action was in the best interest of the Registrant, and except that no trustee or officer shall be indemnified against any liability to the Registrant or its shareholders to which such trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such trustee's or officer's office.

ITEM 16. EXHIBITS

(1)         Agreement and Declaration of Trust.

          (a) Amendment No. 1 to Agreement and Declaration of Trust is incorporated by reference to the initial registration statement on Form N-14 ("Registration Statement") filed on August 1, 2003.

(2)         By-Laws.
          By-Laws of Registrant are incorporated by reference to exhibit (2) to Post-Effective Amendment ("PEA") No. 13 to the initial registration statement on Form N-1A filed on October 31, 1997.


(3)         Voting Trust Agreements.
            Not applicable.


(4)         Agreement and Plan of Reorganization is filed herewith.


(5)         Instruments Defining Rights of Security Holders.
            Not applicable.

(6)         Investment Advisory Contracts.

          Advisory Agreement between the Registrant, on behalf of the Loomis Sayles Growth Fund, and Loomis, Sayles & Company, L.P. is incorporated by reference to exhibit (d)(7) to PEA No. 27 to the initial registration statement on Form N-14 filed on January 30, 2001.


(7)         Distribution Agreements and Dealer Agreement.

               (a) Distribution Agreement between Registrant and CDC IXIS Asset Management Distributors, L.P., is incorporated by reference to exhibit (7)(a) to the Registration Statement filed on August 1, 2003.
               (b) Form of Dealer Agreement used by CDC IXIS Asset Management Distributors, L.P. is incorporated by reference to exhibit (7)(b) to the Registration Statement filed on August 1, 2003.


(8)         Bonus or Profit Sharing Contracts.
            Not applicable.

(9)         Custodian Agreements.

               Form of Custodian Agreement is incorporated by reference to exhibit (8)(a) to PEA No. 13 to the initial registration statement on Form N-1A filed on October 31, 1997.


(10)        Rule 12b-1 Plans and Rule 18f-3 Plans.

               (a)  Form  of  Amended  and  Restated   Rule   18f-3(d)  Plan  is
               incorporated by reference to exhibit (10)(a) to the Registration Statement filed on August 1, 2003.

               (b) Distribution Plan for Class A shares of Loomis Sayles Growth Fund is incorporated by reference to exhibit (10)(b) to the Registration Statement filed on August 1, 2003.

               (c) Distribution Plan for Class B shares of Loomis Sayles Growth Fund is incorporated by reference to exhibit (10)(c) to the Registration Statement filed on August 1, 2003.

               (d) Distribution Plan for Class C shares of Loomis Sayles Growth Fund is incorporated by reference to exhibit (10)(d) to the Registration Statement filed on August 1, 2003.


(11)        Opinion and Consent of Counsel.

               Opinion and consent of Ropes & Gray LLP is incorporated by reference to exhibit (11) to the Registration Statement filed on August 1, 2003.

(12) Opinion and Consent of Counsel Relating to Tax Matters and Consequences to Shareholders is filed herewith.


(13)        Other Material Contracts.

               (a) Form of Transfer Agency and Services Agreement between the Registrant and CDC IXIS Asset Management Services, Inc. is incorporated by reference to exhibit (h)(1)(i) to PEA No. 34 to the initial registration statement filed on September 10, 2003.

               (b) Administrative Service Agreement dated May 8, 2000, between the Registrant and each of its series and Loomis Sayles, L.P. is incorporated by reference to exhibit (h)(6) to PEA No. 27 to the initial registration statement on Form N-1A filed on January 30, 2001.
               (c) Amendment to the Administrative Service Agreement between the Registrant and each of its series and Loomis, Sayles & Company, L.P. is incorporated by reference to exhibit (h)(3) to PEA No. 28 to the initial registration statement on Form N-1A filed on November 27, 2002.
               (d) Assignment of Administrative Services Agreement dated June 30, 2003 by and among Registrant, Loomis, Sayles & Company, L.P. and CDC IXIS Asset Management Services, Inc. is incorporated by reference to exhibit (13)(d) to the Registration Statement filed on August 1, 2003.


(14)        Other Opinions, Appraisals or Rulings.

               Consent  of   PricewaterhouseCoopers   LLP  is   incorporated  by
               reference to Exhibit (14) to the Registration Statement filed on August 1, 2003.


(15)        Omitted Financial Statements.
            Not applicable.

(16)        Powers of Attorney.

               Power of Attorney is incorporated by reference to exhibit (o)(1) to PEA No. 32 to the initial registration statement on Form N-1A filed on June 20, 2003.


(17)        Additional Exhibits.

               (a) Form of Proxy is incorporated by reference to exhibit (17)(a) to the Registration Statement filed on August 1, 2003.
               (b) CDC Nvest Equity Funds Classes A, B, C and Class Y Prospectuses dated May 1, 2003 is incorporated by reference to PEA No. 53 to the initial registration statement on Form N-1A of CDC Nvest Funds Trust I filed on April 29, 2003 (File No:
               002-98326;  Accession No.:  0001169232-03-003280) as supplemented on June 20, 2003 (Accession No.:  0001127563-03-000126)  and July
               21, 2003 (Accession No.: 0001127563-03-000161).
               (c) Statement of Additional Information of the CDC Nvest Equity Funds dated May 1, 2003 is Incorporated by reference to PEA No. 53 to the initial registration statement on Form N-1A of CDC Nvest Funds Trust I filed on April 29, 2003 (File No: 002-98326; Accession No.: 0001169232-03-003280) as supplemented on June 20, 2003 (Accession No.: 0001127563-03-000126), July 7, 2003
               (Accession   No.:   0001127563-03-000146)   and  July  21,   2003
               (Accession No.: 0001127563-03-000161).
               (d) Annual Report to Shareholders of the CDC Nvest Equity Funds for the fiscal year ended December 31, 2002 is incorporated by reference  to Form  N-30D  of CDC  Nvest  Funds  Trust I filed on
               February   28,   2003  (File  No:   002-98326;   Accession   No.:
               0001047469-03-007269).

               (e) Annual  Report to  Shareholders  of the Loomis  Sayles Equity
               Funds for the fiscal year ended September 30, 2002 is incorporated by reference to Form N-30D of Loomis Sayles Funds II filed on December 6, 2002 (File No:811-06241; Accession No.:0000927016-02-005819).

               (f) Semi-Annual Report to Shareholders of the Loomis Sayles Equity Funds for the period ended March 31, 2003 is incorporated by reference to Form N-30D of Loomis Sayles Funds II filed on June 3, 2003 (File No:811-06241; Accession No.:0001206774-03-000482).

               (g) Semiannual Report to Shareholders of the CDC Nvest Equity Funds for the period ended June 30, 2003 is incorporated by reference to Item 1 to Form N-CSR of CDC Nvest Funds Trust I filed on August 28, 2003 (File No: 002-98326; Accession No.:0001193125-03-043190).


--------------------------------------------------------------------------------

ITEM 17. UNDERTAKINGS

(1) Registrant hereby agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) Registrant hereby agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                             LOOMIS SAYLES FUNDS II
                                   SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Boston, and the Commonwealth of Massachusetts on the 20th day of November, 2003.

                                                  LOOMIS SAYLES FUNDS II

                                                  BY:  /S/ JOHN E. PELLETIER
                                                  ------------------------------
                                                  John E. Pelletier
                                                  Secretary


     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

SIGNATURE                   TITLE                           DATE

PETER S. VOSS*
---------------------------
Peter S. Voss               Chairman of the Board; Trustee  November 20, 2003

/s/ Nicholas H. Palmerino
---------------------------
Nicholas H. Palmerino       Treasurer                       November 20, 2003

JOSEPH ALAIMO*
---------------------------
Joseph Alaimo               Trustee                         November 20, 2003

GRAHAM T. ALLISON, JR.*
---------------------------
Graham T. Allison, Jr.      Trustee                         November 20, 2003

EDWARD A. BENJAMIN*
---------------------------
Edward A. Benjamin          Trustee                         November 20, 2003

ROBERT BLANDING*
---------------------------
Robert Blanding             Trustee                         November 20, 2003

DANIEL M. CAIN*
---------------------------
Daniel M. Cain              Trustee                         November 20, 2003

PAUL G. CHENAULT*
---------------------------
Paul G. Chenault            Trustee                         November 20, 2003

KENNETH J. COWAN*
---------------------------
Kenneth J. Cowan            Trustee                         November 20, 2003

RICHARD DARMAN*
---------------------------
Richard Darman              Trustee                         November 20, 2003

JOHN T. HAILER*
---------------------------
John T. Hailer              Trustee                         November 20, 2003

SANDRA O. MOOSE*
---------------------------
Sandra O. Moose             Trustee                         November 20, 2003

JOHN A. SHANE*
---------------------------
John A. Shane               Trustee                         November 20, 2003

PENDLETON P. WHITE*
---------------------------
Pendleton P. White          Trustee                         November 20, 2003

                                                   *By:   /S/ JOHN E. PELLETIER
                                                         John E. Pelletier
                                                         Attorney-In-Fact**
                                                         November 20, 2003

** Powers of Attorney are incorporated by reference to the Exhibit to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A under the Securities Act filed with the SEC on June 20, 2003.

                             LOOMIS SAYLES FUNDS II
                                  EXHIBIT INDEX

                       EXHIBITS FOR ITEM 16 OF FORM N-14
--------------------------------------------------------------------------------

EXHIBIT            DESCRIPTION
(4)                Agreement and Plan of Reorganization
(12)               Opinion and Consent of Counsel